EQUITY (Detail Textuals 1) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 17, 2018	Nov. 30, 2018	Aug. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years
Stock based compensation		$ 13,000	$ 56,835
Equity Incentive Plan 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued under options	3,000,000
Percentage of exercise price of incentive stock option granted to stockholder			10.00%
Percentage of grant date fair market value not less than ten percent exercise price of incentive stock option granted to stockholder			110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			10 years
Term of incentive stock option granted under stock option plan			5 years
Number of shares outstanding			400,000
Exercise price			$ 1.35
Expected term			10 years
Expected volatility			170.00%
Risk free interest rate			2.87%
Expected dividend yield			0.00%
Percentage of stock option vest on vesting commencement date			25.00%
Percentage of stock option vest on vesting commencement date for each month thereafter			0.02083%
Number of shares reserved for future issuance			2,600,000
Remains unamortized stock base expenses		401,468	$ 429,519
Stock based compensation		$ 28,051	$ 107,169
Term of remaining life of stock options weighted average value			9 years 11 months 19 days
Number of shares granted during period		400,000	400,000 [1]
Expiration date under plan	Aug. 17, 2028
Intrinsic value		$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 9.72
Equity Incentive Plan 2018 | Director and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1.35
Number of shares granted during period	400,000
Expiration date under plan	Aug. 17, 2028

[1]	The number of Shares that will vest upon the first day following the end of such Vesting Period (a “Vesting Date”) will equal (i) the lesser of (a) the number of hours that the Company’s Chief Executive Officer certifies Participant provided the Services during such Vesting Period or (b) 30, multiplied by (ii) a number of Shares equal to 350 divided by the exercise price per Share of the option. “Vesting Period” means each three-month period during the term of the consulting agreement, beginning on the Vesting Commencement Date.